Segment Information	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 9. Segment Information

The Company operates in two reportable segments, POS and TOS. The accounting policies of the Company’s segments are the same as those described in Note 2 of the Company’s annual financial statements for the year ended April 30, 2014, as filed on Form 10-K. The Company evaluates performance of its segments based on profit or loss from operations before stock compensation expense, depreciation and amortization, interest expense, interest income, gain on sale of assets, special charges or benefits, and income taxes (“segment profit”). Management uses segment profit information for internal reporting and control purposes and considers it important in making decisions regarding the allocation of capital and other resources, risk assessment, and employee compensation, among other matters. The following tables summarize, for the periods indicated, operating results by reportable segment (in thousands):

	Personalized	Translational
	Oncology	Oncology	Unallocated
	Solutions	Solutions	Corporate
Three Months Ended January 31, 2015	(POS)	(TOS)	Overhead	Consolidated
Net revenue	$453	$1,376	$-	$1,829
Direct cost of services	(672)	(1,300)	-	(1,972)
Sales and marketing costs	(366)	(613)	-	(979)
Other operating expenses	-	(1,028)	(612)	(1,640)
Stock- based compensation expense (1)	-	-	(657)	(657)

Segment profit (loss)	$(585)	$(1,565)	$(1,269)	$(3,419)

	Personalized	Translational
	Oncology	Oncology	Unallocated
	Solutions	Solutions	Corporate
Three Months Ended January 31, 2014	(POS)	(TOS)	Overhead	Consolidated
Net revenue	$590	$3,100	$-	$3,690
Direct cost of services	(608)	(1,007)	-	(1,615)
Sales and marketing costs	(405)	(352)	-	(757)
Other operating expenses	-	(531)	(1,254)	(1,785)
Stock- based compensation expense (1)	-	-	(941)	(941)

Segment profit (loss)	$(423)	$1,210	$(2,195)	$(1,408)

	Personalized	Translational
	Oncology	Oncology	Unallocated
	Solutions	Solutions	Corporate
Nine Months Ended January 31, 2015	(POS)	(TOS)	Overhead	Consolidated
Net revenue	$1,245	$4,377	$-	$5,622
Direct cost of services	(2,171)	(3,205)	-	(5,376)
Sales and marketing costs	(1,243)	(1,650)	-	(2,893)
Other operating expenses	-	(3,490)	(2,413)	(5,903)
Stock- based compensation expense (1)	-	-	(2,284)	(2,284)

Segment profit (loss)	$(2,169)	$(3,968)	$(4,697)	$(10,834)

	Personalized	Translational
	Oncology	Oncology	Unallocated
	Solutions	Solutions	Corporate
Nine Months Ended January 31, 2014	(POS)	(TOS)	Overhead	Consolidated
Net revenue	$1,834	$7,258	$-	$9,092
Direct cost of services	(2,078)	(2,572)	-	(4,650)
Sales and marketing costs	(1,159)	(812)	-	(1,971)
Other operating expenses	-	(1,595)	(2,790)	(4,385)
Stock- based compensation expense (1)	-	-	(1,968)	(1,968)

Segment profit (loss)	$(1,403)	$2,279	$(4,758)	$(3,882)

(1) Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.

All of the Company’s revenue is recorded in the United States and substantially all of its long-lived assets are in the United States.

Note 11. Business Segment Information

The Company operates in two segments, POS and TOS. The accounting policies of the Company’s segments are the same as those described in Note 2. The Company evaluates performance of its segments based on profit or loss from operations before stock compensation expense, depreciation and amortization, interest expense, interest income, gain on sale of assets, special charges or benefits, and income taxes (“segment profit”). Management uses segment profit information for internal reporting and control purposes and considers it important in making decisions regarding the allocation of capital and other resources, risk assessment, and employee compensation, among other matters. The following tables summarize, for the periods indicated, operating results by business segment (in thousands):

Year Ended April 30, 2014	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$2,264	$9,286	$-	$11,550
Direct cost of services	(2,667)	(3,496)	-	(6,163)
Sales and marketing costs	(1,723)	(1,080)	-	(2,803)
Other operating expenses	-	(2,209)	(3,828)	(6,037)
Stock compensation expense (1)	-	-	(2,807)	(2,807)

Segment profit (loss)	$(2,126)	$2,501	$(6,635)	$(6,260)

Year Ended April 30, 2013	Personalized Oncology Solutions (POS)	Translational Oncology Solutions (TOS)	Unallocated Corporate Overhead	Consolidated
Net revenue	$2,390	$5,933	$-	$8,323
Direct cost of services	(2,604)	(2,637)	-	(5,241)
Sales and marketing costs	(1,496)	(938)	-	(2,434)
Other operating expenses	(134)	(1,753)	(2,606)	(4,493)
Stock compensation expense (1)	-	-	(2,376)	(2,376)

Segment loss	$(1,844)	$605	$(4,982)	$(6,221)

(1) Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.

All of the Company’s revenue is recorded in the United States and substantially all of its long-lived assets are in the United States.